Note 22 - Changes in Equity - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Balance, equity		R$ 75,151.2		R$ 62,556.0		R$ 57,454.8
Capital increase, equity		9.0		0.0		12.8
Balance, equity		R$ 84,017.6		R$ 75,151.2		62,556.0
Issued capital [member]
Statement Line Items [Line Items]
Beginning balance, common shares (in shares)		15,735.1	[1]	15,733.6
Balance, equity		R$ 57,899.1	[1]	R$ 57,866.8		57,710.2
Capital increase, common shares (in shares)	[2]	9.3		1.5
Capital increase, equity		R$ 143.4	[2]	R$ 32.3	[2]	R$ 156.6
Final balance, common shares (in shares)		15,744.4	[1]	15,735.1	[1]	15,733.6
Balance, equity		R$ 58,042.5	[1]	R$ 57,899.1	[1]	R$ 57,866.8

[1]	The capital stock is totally subscribed and paid up.
[2]	Capital increase related to the issue of shares.